Commitments and Contingencies (Details) - Dec. 31, 2022 € in Millions, $ in Millions	EUR (€) Installment € / $	USD ($) Installment € / $
Commitments Under Contracts for BWTS Installation [Abstract]
Number of installations expected to be concluded during 2024 | Installment	2	2
Exchange rate | € / $	1.06749	1.06749
Purchase Commitment for Ballast Water Treatment Systems [Member]
Commitments Under Contracts for BWTS Installation [Abstract]
Contractual purchase obligations	€ 1.2	$ 1.3